Employee Savings	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Employee Savings
20. EMPLOYEE SAVINGS
The Company offers its employees a savings plan pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), whereby employees may contribute a percentage of their compensation, not to exceed the maximum amount allowable under the Code. The Company made matching contributions of $1,073 and $885 for the years ended December 31, 2020 and 2019, respectively, and $1,063 and $877 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively, to its employee savings plan.